Risk Management - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional Amount					$ 6,774,000,000	$ 7,650,000,000
Foreign exchange contracts outstanding					45,000,000
Increase decrease to earnings from change in foreign exchange rate on foreign exchange contracts		$ (854,000)	$ 812,000	$ 198,000
Amount of Foreign Forward Exchange Contract	$ 4,000	4,000
Cash and cash equivalents	781,000	781,000	$ 610,000	$ 3,720,000			$ 4,105,000
Committed Credit Facility [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Cash and cash equivalents	781,000	781,000
Available on committed credit facility	4,500,000	$ 4,500,000
Top of range [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Target debt to adjusted EBITDA ratio		200.00%
Liquidity risk [member] | Top of range [Member] | Base Shelf Prospectus [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Shelf prospectus amount					4,600,000,000
Foreign Exchange Contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Increase decrease to earnings from change in foreign exchange rate on foreign exchange contracts		$ 50
Interest rate swap contract [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional Amount					$ 150,000,000	$ 400,000,000
Unwound amount	250,000
Risk management gain	$ 23,000
Trade receivables [member] | Credit risk [member] | Investment grade counterparties [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	90.00%	90.00%	89.00%		90.00%	89.00%
Number of investment grade counterparties accounted for more than 10% in accounts receivable	1	1	3		1	3
Average expected credit loss rate	0.40%	0.40%			0.40%